UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21926

Morgan Stanley China A Share Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley China A Share Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (99.9%)
Automobiles (3.6%)
SAIC Motor Corp., Ltd., Class A	5,166,576	$16,956

Banks (9.9%)
China Construction Bank Corp., Class A	19,855,302	15,431
Industrial & Commercial Bank of China Ltd., Class A	47,718,700	31,692
		47,123
Beverages (3.5%)
Tsingtao Brewery Co., Ltd., Class A	2,208,600	10,548
Tsingtao Brewery Co., Ltd. H Shares (a)	1,600,000	6,272
		16,820
Capital Markets (1.7%)
CITIC Securities Co., Ltd., Class A	3,414,872	8,256

Chemicals (1.9%)
Kingenta Ecological Engineering Group Co., Ltd., Class A	7,572,800	8,962

Construction Materials (1.2%)
Anhui Conch Cement Co., Ltd., Class A	2,319,114	5,859

Electrical Equipment (5.3%)
Henan Pinggao Electric Co., Ltd., Class A	3,811,269	9,854
NARI Technology Co., Ltd., Class A	2,852,900	6,991
XJ Electric Co., Ltd., Class A	3,722,045	8,200
		25,045
Electronic Equipment, Instruments & Components (3.4%)
GoerTek, Inc., Class A	1,953,826	8,844
Universal Scientific Industrial Shanghai Co., Ltd., Class A	4,219,000	7,190
		16,034
Food & Staples Retailing (3.0%)
Zhongbai Holdings Group Co., Ltd., Class A (b)	12,344,388	14,276

Food Products (2.9%)
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	5,645,500	13,636

Health Care Providers & Services (4.6%)
Shanghai Pharmaceuticals Holding Co., Ltd., Class A	7,399,918	21,945

Hotels, Restaurants & Leisure (9.5%)
China CYTS Tours Holding Co., Ltd., Class A	2,252,472	6,922
China International Travel Service Corp., Ltd., Class A	2,521,599	17,071
Shenzhen Overseas Chinese Town Co., Ltd., Class A	17,601,566	18,485
Tsui Wah Holdings Ltd.	14,696,000	2,748
		45,226
Household Durables (4.1%)
Qingdao Haier Co., Ltd., Class A	12,692,845	19,325

Independent Power Producers & Energy Traders (1.0%)
China National Nuclear Power Co., Ltd., Class A	20,000	20

China Yangtze Power Co., Ltd., Class A	2,453,058	4,889
		4,909
Insurance (4.9%)
China Pacific Insurance Group Co., Ltd., Class A	5,437,300	23,438

Media (3.5%)
China South Publishing & Media Group Co., Ltd., Class A	6,181,561	16,587

Multi-line Retail (1.1%)
Wangfujing Group Co., Ltd., Class A	2,122,371	5,186

Oil, Gas & Consumable Fuels (4.0%)
China Petroleum & Chemical Corp., Class A	25,716,916	18,767

Pharmaceuticals (14.0%)
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	10,054,212	38,558
Dong-E-E-Jiao Co., Ltd., Class A	533,490	4,772
Yunnan Baiyao Group Co., Ltd., Class A	2,229,360	23,139
		66,469
Real Estate Management & Development (1.9%)
China Overseas Grand Oceans Group Ltd. (a)(b)	16,367,000	5,316
Poly Real Estate Group Co., Ltd., Class A	2,715,429	3,915
		9,231
Road & Rail (2.0%)
Daqin Railway Co., Ltd., Class A	9,968,900	9,482

Transportation Infrastructure (12.9%)
Jiangsu Expressway Co., Ltd., Class A	32,675,200	43,391
Shanghai International Airport Co., Ltd., Class A	1,768,397	7,162
Shenzhen Airport Co., Class A	8,000,900	10,639
		61,192
Total Common Stocks (Cost $470,735)		474,724
Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $2,293)	2,293,425	2,293
Total Investments (100.4%) (Cost $473,028) (d)(e)(f)		477,017
Liabilities in Excess of Other Assets (-0.4%)		(2,074)
Net Assets (100.0%)		$474,943

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(d)

The approximate fair value and percentage of net assets, $461,088,000 and 97.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Fund did not engage in any cross-trade transactions.

(f)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $24,245,000 and the aggregate gross unrealized depreciation is approximately $20,256,000 resulting in net unrealized appreciation of approximately $3,989,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	48.6%
Pharmaceuticals	13.9
Transportation Infrastructure	12.8
Banks	9.9
Hotels, Restaurants & Leisure	9.5
Electrical Equipment	5.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley China A Share Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2016 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Company (“MSIM Company”) (the “Sub-Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into United States dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$—	$16,956	$—	$16,956
Banks	—	47,123	—	47,123
Beverages	—	16,820	—	16,820
Capital Markets	—	8,256	—	8,256
Chemicals	—	8,962	—	8,962
Construction Materials	—	5,859	—	5,859
Electrical Equipment	—	25,045	—	25,045
Electronic Equipment, Instruments & Components	—	16,034	—	16,034
Food & Staples Retailing	—	14,276	—	14,276
Food Products	13,636	—	—	13,636
Health Care Providers & Services	—	21,945	—	21,945
Hotels, Restaurants & Leisure	—	45,226	—	45,226
Household Durables	—	19,325	—	19,325
Independent Power Producers & Energy Traders	—	4,909	—	4,909
Insurance	—	23,438	—	23,438
Media	—	16,587	—	16,587
Multi-line Retail	—	5,186	—	5,186
Oil, Gas & Consumable Fuels	—	18,767	—	18,767
Pharmaceuticals	—	66,469	—	66,469
Real Estate Management & Development	—	9,231	—	9,231
Road & Rail	—	9,482	—	9,482
Transportation Infrastructure	—	61,192	—	61,192
Total Common Stocks	13,636	461,088	—	474,724
Short-Term Investment
Investment Company	2,293	—	—	2,293
Total Assets	$15,929	$461,088	$—	$477,017

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2016, securities with a total value of approximately $29,180,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at December 31, 2015 were valued using other significant observable inputs at September 30, 2016. As of September 30, 2016, securities with a total value of approximately $13,636,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2015 were valued using unadjusted quoted prices at September 30, 2016. At September 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley China A Share Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 17, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 17, 2016